Condensed Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans, including fees	$ 17,912,408	$ 21,169,719	$ 24,268,758
Taxable	2,543,299	3,018,435	3,930,341
Tax-exempt	1,787,431	1,935,623	1,987,585
Other	348,274	337,218	77,537
Total interest income	22,591,412	26,460,995	30,264,221
INTEREST EXPENSE
Deposits	3,347,697	5,540,060	6,238,475
Borrowings	1,328,093	1,785,806	2,720,852
Total interest expense	4,675,790	7,325,866	8,959,327
Net interest income	17,915,622	19,135,129	21,304,894
PROVISION FOR LOAN LOSSES	200,000	4,375,000	6,550,000
Net interest income after provision for loan losses	17,715,622	14,760,129	14,754,894
NON-INTEREST INCOME
Service charges on deposit accounts	1,146,263	1,099,424	1,187,987
Gain on sale of loans	1,296,875	492,747	866,562
Net securities gains	267,513	896,764	278,242
Change in fair value of mortgage servicing rights	15,931	(314,566)	(141,587)
Increase in cash surrender value of life insurance	425,596	456,584	492,687
Other operating income	1,201,374	1,199,969	1,033,802
Total non-interest income	4,353,552	3,830,922	3,717,693
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	8,554,404	7,932,975	7,718,080
Occupancy expenses	1,474,140	1,505,033	1,511,765
Other operating expenses	6,484,813	6,108,398	6,292,060
Total non-interest expenses	16,513,357	15,546,406	15,521,905
Income before income taxes	5,555,817	3,044,645	2,950,682
PROVISION FOR INCOME TAXES	1,071,000	102,000	143,000
NET INCOME	$ 4,484,817	$ 2,942,645	$ 2,807,682
NET INCOME PER SHARE (basic and diluted) (in Dollars per share)	$ 1.30	$ 0.85	$ 0.82